Summary Prospectus and Prospectus Supplement
Supplement dated October 17, 2025
One Choice® 2030 Portfolio ■ One Choice® 2035 Portfolio
One Choice® 2040 Portfolio ■ One Choice® 2045 Portfolio
One Choice® 2050 Portfolio ■ One Choice® 2055 Portfolio
One Choice® 2060 Portfolio ■ One Choice® 2065 Portfolio
One Choice® In Retirement Portfolio
One Choice® Blend+ In Retirement Portfolio ■ One Choice® Blend+ 2025 Portfolio
One Choice® Blend+ 2030 Portfolio ■ One Choice® Blend+ 2035 Portfolio
One Choice® Blend+ 2040 Portfolio ■ One Choice® Blend+ 2045 Portfolio
One Choice® Blend+ 2050 Portfolio ■ One Choice® Blend+ 2055 Portfolio
One Choice® Blend+ 2060 Portfolio ■ One Choice® Blend+ 2065 Portfolio
One Choice® Portfolio: Very Conservative ■ One Choice® Portfolio: Conservative
One Choice® Portfolio: Moderate ■ One Choice® Portfolio: Aggressive
One Choice® Portfolio: Very Aggressive
Summary Prospectuses and Prospectuses dated December 1, 2024

Strategic Allocation: Conservative ■ Strategic Allocation: Moderate
Strategic Allocation: Aggressive
Summary Prospectuses and Prospectus dated December 1, 2024

Brian Garbe, Vice President and Senior Portfolio Manager, has announced his plans to retire. As a result, he will no longer serve as a portfolio manager for the funds effective December 31, 2025.

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